Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(11)         Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended December 31, 2012, 2013 and 2014, if applicable.

On March 16, 2007, the PRC promulgated New Enterprise Income Tax Law (the "New Taxation Law"). The New Taxation Law which becomes effective from January 1, 2008. Under the New Taxation Law, all enterprises (both domestic enterprises and FIEs) have one unified income tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations on the New Taxation Law. The New Taxation Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries.

Pursuant to the relevant laws and regulations in the PRC, Litian, Shenzhen CNinsure Software Technology Co., Ltd ("CNinsure Software") and Ying Si Kang Information, the subsidiaries of the Group, were regarded as software companies and thus exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Litian, year 2010 was the first profit-making year and accordingly, Litian has not made any provision for PRC income tax for the year ended December 31, 2010 and 2011, and has made a 12.5% tax provision for its profits for the years ended December 31, 2012, 2013 and 2014. For CNinsure Software, year 2012 was the first profit-making year and accordingly, CNinsure Software has not made any provision for PRC income tax for the years ended December 31, 2012 and 2013, and has made a 12.5% tax provision for its profits for the year ended December 31, 2014. For Ying Si Kang Information, year 2014 is the first profit-making year and accordingly it has not made any provision for PRC income tax for the year ended December 31, 2014.

The Group accounts for uncertain income tax positions by prescribing a minimum recognition threshold in the financial statements.

As of December 31, 2014, the Group’s liabilities for unrecognized tax benefits were included in other tax liabilities. The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2012	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589
Gross increase in prior-period tax positions	3,146
Balance as of December 31, 2013	50,735
Offset per FASB ASU No. 2013-11—Income Taxes (Topic 740)	(4,808)
Gross increase in prior-period tax positions	7,928
Balance as of December 31, 2014	53,855

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2013 and 2014. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Group’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Current tax expense	56,467	29,436	25,607
Deferred tax income	(6,094)	(2,278)	(1,318)
Income tax expense	50,373	27,158	24,289

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2013	2014
	RMB	RMB
Current deferred tax assets:
Operating loss carryforward	4,858	4,313
Less: valuation allowances	—	(4,313)
Current deferred tax asset, net	4,858	—

Non-current deferred tax assets:
Operating loss carryforward	36,053	33,930
Less: valuation allowances	(32,671)	(31,292)
Non-current deferred tax asset, net	3,382	2,638
Total	8,240	2,638

Deferred tax liabilities:
Intangible assets, net	5,646	6,769
Investment income	18,162	18,162
Total	23,808	24,931

Due to the uncertainty of the level of PRC subsidiaries or VIEs’ taxable income, management does not believe certain subsidiaries or VIEs will generate sufficient taxable income such that it is more likely than not that the deferred tax assets will not be realized. As such, a valuation allowance has been established for these deferred tax assets as of December 31, 2013 and 2014. The Group had total operating loss carry-forwards of RMB164,108 and RMB166,557 for the years ended December 31, 2013 and 2014, respectively. Such operating loss carry-forwards expire five years after the PRC subsidiaries or VIEs incur the loss unless utilized. As of December 31, 2014, the operating loss carry-forwards of RMB10,086, RMB30,860, RMB32,400, RMB40,546 and RMB52,665 is to expire for the years ended December 31, 2015, 2016, 2017, 2018 and 2019, respectively.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net income before income taxes and income of affiliates and discontinued operations	160,452	106,521	159,720
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	40,113	26,630	39,930
Expenses not deductible for tax purposes:
Entertainment	668	494	579
Other	3,312	1,635	1,664
Tax exemption and tax relief:
Tax rate differential	(3,947)	(16,347)	(29,497)
Change in valuation allowance	5,003	13,812	2,934
Uncertain tax provisions	4,003	3,148	7,928
Other	1,221	(2,214)	751
Income tax expense	50,373	27,158	24,289

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB26,784, RMB19,364 and RMB17,054 for the years ended December 31, 2012, 2013 and 2014, respectively. Without such exemption, the Group’s basic and diluted net profit per share for the year ended December 31, 2014 would have been decreased by RMB0.02.

Under the New Taxation Law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its "de facto management organization" located within the PRC. Non-resident enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its "de facto management organization" located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishment in the PRC. Under the New Enterprise Income Tax ("EIT") Implementation Regulation, "de facto management organization" is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Taxation Law and the New EIT Implementation Regulation, a resident enterprise’s global net income will be subject to a 25% EIT rate. On April 22, 2009, the State Administration of Taxation (the "SAT"), issued SAT Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2012 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Taxation Law purposes. Nevertheless, even if one or more of those entities were characterized as PRC tax residents, no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

If the entities were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong SAR, the withholding tax would be 5%.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,882,224 and RMB1,967,287 as of December 31, 2013 and 2014 respectively, are considered to be indefinitely reinvested, and accordingly, no provision for has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred tax liability in respect of those undistributed earnings of approximately RMB188,222 and RMB196,729 respectively.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Group believes such excess earnings can be distributed in a manner that would not be subject to tax.